Financial instruments - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial debt bearing variable interest rate, not hedged
Financial risk management and financial instruments
Percentage increase in variable interest rate for sensitivity analysis	0.50%
Financial debt bearing variable interest rate, not hedged | Maximum
Financial risk management and financial instruments
Percentage effect on consolidated net income	1.00%
Percentage effect on equity	0.10%
Interest rate pre-hedges
Financial risk management and financial instruments
Reserve of cash flow hedges	€ 6,652	€ 7,234